Employee Future Benefits - Summary of Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability		$ 0
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	$ 4,675,000,000	4,706,000,000
Fair value of plan assets	4,190,000,000	4,328,000,000
Deficit	485,000,000	378,000,000
Effect of asset limit	9,000,000
Deficit and net defined benefit liability	494,000,000	378,000,000
Pension defined benefit plans [member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(248,000,000)	(383,000,000)
Pension defined benefit plans [member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	742,000,000	761,000,000
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	640,000,000	665,000,000
Fair value of plan assets	610,000,000	587,000,000
Deficit	30,000,000	78,000,000
Deficit and net defined benefit liability	30,000,000	78,000,000
Retiree welfare plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(121,000,000)	(72,000,000)
Retiree welfare plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	$ 151,000,000	$ 150,000,000